Financial liabilities measured at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial liabilities measured at FVTPL
Schedule of movement of warrant liabilities

For the year ended December 31,
2023
RMB’000
As of January 1	72,112
Deemed distribution to a preferred shareholder (Note (i))	32,767
Fair value changes	4,549
Exercised by the investors to subscribe for preferred shares
–Other reserve (Note 29(b)(iii))	(111,055)
Foreign exchange effect	1,627
As of December 31	—

Notes:

(i)	In May 2023, the Company amended a warrant issued in 2018 to a preferred shareholder with nominal consideration. The warrant became exercisable as amended to subscribe for 1,382,929 shares of Series A Preferred Shares at a predetermined nominal price during a specific period. The fair value changes of the warrant of RMB32.8 million due to the amendment was treated as a deemed distribution to this preferred shareholder.

Schedule of warrants remeasured

	For the year ended December 31,
	2023
Expected volatility	53.8%
Risk-free interest rate (per annum)	4.3%
Expected dividend yield	0%
Expected term	2.5	years